ACQUISITIONS - Additonal Information (Details)						12 Months Ended
	May 30, 2019 CAD ($)	May 01, 2019 CAD ($) $ / shares	Jan. 10, 2019 CAD ($)	Jan. 10, 2019 USD ($)	May 02, 2018 CAD ($) shares	Dec. 31, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	May 31, 2019	Jan. 10, 2019 CAD ($)	May 15, 2018 CAD ($)
Gab Innovations Inc [Member]
Disclosure of detailed information about business combination [line items]
Cash									$ 340,000
Cash Consideration Transferred			$ 200,000
Verdelite Sciences Inc. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Cash	$ 5,000,000									$ 22,500,000
Percentage of acquisitions adjustment payable in cash					50.00%
Percentage of acquisitions adjustment payable in common shares					50.00%
Number of share issued in acquisition		2,129,707
Amount of remaining total consideration transferred		$ 7,500,000				$ 45,000,000
Number of share held in escrow | shares					4,955,947
Total consideration					$ 90,000,000
Amount of remaining cash is payable in acquisition	15,000,000				$ 22,300,000
Discount on weighted average share price		10.00%
Deemed share price | $ / shares		$ 3.52
Fair value (per share) | $ / shares		$ 3.85
Loss on remeasurement of fair value of equity issued		$ (864,229)
Initially recorded liability		22,300,000
Remaining Cash Payable Amount		14,800,000
Working capital adjustments		22,500,000
Loss recognized on renegotiation		$ (164,857)
Monthly payments commencing mid July through to mid November 2019	1,000,000
Final payable plus accrued interest	$ 5,000,000
Rate of interest								10.00%
Borrowings							$ 10,094,520
Emerald Health Naturals Inc. [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Ownership For Product Line				49.00%
Emerald Health Bioceuticals, Inc. ("EHB")
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				51.00%					51.00%
Equity interests of acquirer				$ 5,000,000